PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2012	2011
Cost:
Computers, software and related equipment	$5,023	$4,948
Laboratory equipment and office furniture	4,032	3,184
Leasehold improvements	643	514

	9,698	8,646
Accumulated depreciation:
Computers, software and related equipment	4,885	4,859
Laboratory equipment and office furniture	3,060	2,823
Leasehold improvements	503	467

	8,448	8,149

Depreciated cost	$1,250	$497
For the years ended December 31, 2012, 2011 and 2010, depreciation expenses were approximately $ 299, $ 179 and $ 201, respectively.